Cost of goods sold and services provided (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of cost of goods sold and services
	Total as of June 30, 2022	Total as of June 30, 2021	Total as of June 30, 2020
Inventories at the beginning of the year (*)	3,001	29,200	24,625
Purchases and expenses	12,631	2,278	141,883
Capitalized finance costs	-	-	30
Currency translation adjustment	(157)	(9,485)	20,350
Transfers	-	(502)	495
Deconsolidation	-	(7,727)	(382)
Incorporated by business combination	-	-	651
Inventories at the end of the year (*)	(3,359)	(3,001)	(29,200)
Total costs	12,116	10,763	158,452

Schedule of inventories
	Total as of June 30, 2022	Total as of June 30, 2021
Real estate	3,234	2,883
Others	125	118
Total inventories at the end of the year (*)	3,359	3,001